Post-Employment Benefits - Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Remeasurement Of Other Comprehensive Income Loss Related To Post Employment Benefits [Abstract]
Actuarial gains and losses (+/–)	kr (3,946)	kr (5,049)
The effect of asset ceiling	226	(398)
Swedish special payroll taxes	(898)	(735)
Total	kr (4,618)	kr (6,182)